Impairment, Restructuring Charges and Other Related Closure Costs	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Impairment, Restructuring Charges and Other Related Closure Costs
19.	IMPAIRMENT, RESTRUCTURING CHARGES AND OTHER RELATED CLOSURE COSTS

Impairment, restructuring charges and other related closure costs incurred in 2016, 2015 and 2014 are summarized as follows:

Year ended December 31, 2016	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
Set-top Box restructuring plan	—	(74)	(9)	(83)
EPS restructuring plan	—	(1)	—	(1)
$600-650 million net opex plan	—	—	(1)	(1)
Long-lived asset impairment charge	(8)	—	—	(8)

Total	(8)	(75)	(10)	(93)

Year ended December 31, 2015	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
$600-650 million net opex plan	—	—	(2)	(2)
Manufacturing consolidation	—	(1)	(10)	(11)
EPS restructuring plan	—	(36)	—	(36)
Long-lived asset impairment charge	(16)	—	—	(16)

Total	(16)	(37)	(12)	(65)

Year ended December 31, 2014	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
$600-650 million net opex plan	—	(17)	(7)	(24)
Manufacturing consolidation	—	(8)	(4)	(12)
EPS restructuring plan	—	(16)	(14)	(30)
Long-lived asset impairment charge	(24)	—	—	(24)

Total	(24)	(41)	(25)	(90)

Impairment charges

In 2016, the Company recorded impairment charges of $8 million, primarily consisting of $3 million relating to the reclassification of certain property, plant and equipment as Assets Held for Sale and $4 million for other acquired intangible assets for which there was no alternative future use, as detailed in Notes 10 and 9, respectively.

In 2015, the Company recorded impairment charges of $16 million, of which $13 million following the annual impairment test performed in the third quarter and $3 million for other acquired intangible assets for which there was no alternative future use.

In 2014, the Company recorded impairment charges of $24 million, of which $23 million on the former Digital Convergence Group – now included in Microcontrollers, and Digital ICs Group – dedicated intangible assets and $1 million on other intangible assets, as detailed in Note 9.

Restructuring charges and other related closure costs

The Company was engaged in 2016 in one major restructuring plan, the Set-top Box plan. In 2016, the Company announced its decision to cease the development of new platforms and standard products for set-top-box and home gateway products. This decision implied a global workforce review that may affect approximately 1,400 employees worldwide, which includes about 430 in France through a voluntary departure plan, about 670 in Asia and about 120 in the United States of America. The Company recorded $83 million of restructuring charges for this plan in 2016, of which $9 million related to contracts that will continue with no future economic benefits to the Company and $74 million related to employee ongoing termination benefits, primarily for employee termination benefits in France, in the United States and Asia.

In 2014, the Company committed to a plan affecting around 450 employees worldwide and targeting savings in the former Embedded Processing Solutions business (the “EPS restructuring plan”). The Company recorded $1 million of restructuring charges for this plan in 2016. In 2013, the Company committed to restructuring actions to reduce operating expenses, net of R&D grants to the level of $600 to $650 million on a quarterly basis (the “$600-650 million net opex plan”). The Company recorded $1 million of restructuring charges for this plan in 2016.

In July 2013, the Company announced that it would wind down certain 6-inch manufacturing lines, close its back-end plant in Longgang and consolidate back-end activities in China to Shenzhen (the “Manufacturing consolidation plan”). There was no charge recorded by the Company for this plan in 2016.

In 2015, the Company incurred restructuring charges and other related closure costs for $49 million corresponding to:

•	$2 million for the $600-650 million net opex plan corresponding to a change in estimates on a contract termination provision;

•	$11 million for the Manufacturing consolidation plan corresponding to $1 million for employee termination benefits and $10 million corresponding to a grant clawback pursuant to the closure of operations in Longgang, China;

•	$36 million for the EPS restructuring plan, net of adjustments for unused provision, corresponding primarily to employee voluntary termination benefits and including termination fees in connection with the exit from the IBM technology alliance and contract termination costs.

In 2014, the Company incurred restructuring charges and other related closure costs for $66 million corresponding to:

•	$24 million for the $600-650 million net opex plan corresponding to employee termination benefits, primarily in Europe, and contract termination costs;

•	$12 million for the Manufacturing consolidation plan corresponding to $8 million for employee termination benefits and $4 million of closure costs;

•	$30 million for the EPS restructuring plan relating to employee and contract termination costs

Changes to the restructuring provisions recorded on the consolidated balance sheets from December 31, 2014 to December 31, 2016 are summarized as follows:

	Set-top Box restructuring plan	$600-650 million net opex plan	Manufacturing consolidation	EPS restructuring plan	Other restructuring initiatives	Total
Provision as at December 31, 2014	—	11	5	15	11	42
Charges incurred in 2015	—	2	11	43	—	56
Adjustments for unused provisions	—	—	—	(7)	—	(7)
Amounts paid	—	(5)	(5)	(33)	(2)	(45)
Receivables not collected upon contract termination	—	—	(4)	—	—	(4)
Longgang deconsolidation	—	—	(6)	—	—	(6)
Currency translation effect	—	(2)	—	—	—	(2)
Provision as at December 31, 2015	—	6	1	18	9	34
Charges incurred in 2016	83	1	—	1	—	85
Amounts paid	(46)	(1)	(1)	(10)	(1)	(59)
Liability settlement	—	—	—	—	(3)	(3)
Currency translation effect	—	(1)	—	(1)	(1)	(3)
Provision as at December 31, 2016	37	5	—	8	4	54

An amount of $49 million is expected to be paid within twelve months, as detailed in Note 13.

The Set-top Box restructuring plan is expected to result in a total charge of $170 million, of which $83 million was recorded during the year ended December 31, 2016. The plan will be substantially completed in 2017 in all locations except France.

The $600-650 million net opex plan resulted in a total charge of $115 million. The plan was substantially completed in 2014.

The Manufacturing consolidation plan resulted in a total charge of $31 million, excluding impairments. The plan was completed in 2015.

The EPS restructuring plan resulted in a total charge of $67 million. The plan was substantially completed in 2015.

In 2016, total amounts paid for restructuring and related closure costs amounted to $59 million. The total actual costs that the Company will incur may differ from these estimates based on the timing required to complete the restructuring plan, the number of people involved, the final agreed termination benefits and the costs associated with the transfer of equipment, products and processes.